Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 422,484	$ 504,877	[1]
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences	5,675	(881)
Net investment hedge, net of tax	(136,089)	39,705
Items that may never be reclassified to income:
Defined benefit plan remeasurement, net of tax	16,809	2,016
Items directly reclassified to retained earnings:
Unrealized (loss) gain on investments in equity securities measured at fair value through OCI, net of tax	(8,108)	7,281
Other comprehensive (loss) income , net of tax	(121,713)	48,121
Total comprehensive income	$ 300,771	$ 552,998

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.